Consolidated Statements of Changes in Shareholders’ Equity (Deficit)	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Treasury Shares USD ($) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Statutory Reserves USD ($)	Statutory Reserves CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Noncontrolling Interest USD ($)	Noncontrolling Interest CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2024		¥ 176,842		¥ 36,894				¥ 780,499,664		¥ 6,647,109		¥ (565,218,741)		¥ 8,647,353		¥ 2,118,703		¥ 232,907,824
Balance (in Shares) at Dec. 31, 2024 | shares	12,815,143	12,815,143	2,858,909	2,858,909
Balance (in Shares) at Dec. 31, 2024 | shares
Issuance of ordinary shares and warrants in cash, net of issuance costs		¥ 85,272						330,401,650										330,486,922
Issuance of ordinary shares and warrants in cash, net of issuance costs (in Shares) | shares	5,952,381	5,952,381
Issuance of ordinary shares in cash upon the exercise of warrants		¥ 8,218						26,545,198										26,553,416
Issuance of ordinary shares in cash upon the exercise of warrants (in Shares) | shares	573,233	573,233
Issuance of ordinary shares in cash upon the exercise of stock options
Issuance of ordinary shares in cash upon the exercise of stock options (in Shares) | shares	3,811	3,811
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs		¥ 13,140						42,417,624										42,430,764
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs (in Shares) | shares	913,714	913,714
Cash contribution from a shareholder								259,280										259,280
Share-based compensation								62,337										62,337
Net loss												(7,054,541)				(4,723,396)		(11,777,937)
Foreign currency translation adjustment														(1,841,949)		1,061		(1,840,888)
Balance (in Dollars) at Jun. 30, 2025		¥ 283,472		¥ 36,894				1,180,185,753		6,647,109		(572,273,282)		6,805,404		(2,603,632)		619,081,718
Balance (in Shares) at Jun. 30, 2025 | shares	20,258,282	20,258,282	2,858,909	2,858,909
Balance (in Shares) at Jun. 30, 2025 | shares
Balance at Dec. 31, 2025		¥ 283,565		¥ 36,894		¥ (1,666,859)		1,180,196,429		6,647,109		(429,752,701)		(7,450,495)		(7,395,727)		740,898,215
Balance (in Shares) at Dec. 31, 2025 | shares	20,185,908	20,185,908	2,858,909	2,858,909
Balance (in Shares) at Dec. 31, 2025 | shares					75,000	75,000
Issuance of ordinary shares upon the exercise of stock options		¥ 58																58
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares	4,225	4,225
Repurchase of shares						¥ (18,039,792)												(18,039,792)
Repurchase of shares (in Shares) | shares	(1,042,401)	(1,042,401)			1,042,401	1,042,401
Share-based compensation								12,113										12,113
Net loss												(309,503,768)				(7,196,940)	$ (46,499,099)	(316,700,708)
Foreign currency translation adjustment														(20,591,155)		19,549		(20,571,606)
Balance (in Dollars) at Jun. 30, 2026	$ 41,643	¥ 283,623	$ 5,417	¥ 36,894	$ (2,893,399)	¥ (19,706,651)	$ 173,282,318	¥ 1,180,208,542	$ 975,952	¥ 6,647,109	$ (108,540,203)	¥ (739,256,469)	$ (4,117,172)	¥ (28,041,650)	$ (2,139,676)	¥ (14,573,118)	$ 56,614,880	¥ 385,598,280
Balance (in Shares) at Jun. 30, 2026 | shares	19,147,732	19,147,732	2,858,909	2,858,909
Balance (in Shares) at Jun. 30, 2026 | shares					1,117,401	1,117,401